ALABAMA MUNICIPAL CASH TRUST
(A Portfolio of Federated Municipal Trust)

SUPPLEMENT TO PROSPECTUS DATED DECEMBER 31, 1995 FOR INVESTORS IN THE STATE OF OHIO
Ohio Administrative Code 1301: 6-3-09 (E) (12) prohibits a mutual fund from investing more than fifteen percent of its total assets in restricted securities or securities of unseasoned issuers. Ohio Administrative Code 1301: 6-3-09 (F) permits a mutual fund to exceed this fifteen percent limit provided that the mutual fund informs its shareholders of its intentions. The Fund intends to provide such notice to shareholders as long as Ohio Administrative Code 1301: 6-3-09 (E) (12) remains in effect.
THE PURPOSE OF THIS SUPPLEMENT IS TO INFORM OHIO INVESTORS THAT THE FUND, THROUGH ITS INVESTMENT IN CERTAIN SECURITIES DETERMINED BY THE FUND'S BOARD OF TRUSTEES TO BE LIQUID, MAY EXCEED THE FIFTEEN PERCENT LIMITATION ESTABLISHED BY THE STATE OF OHIO WITH RESPECT TO RESTRICTED SECURITIES. THIS PRACTICE IS IN COMPLIANCE WITH FEDERAL REGULATIONS OF THE U.S. SECURITIES AND EXCHANGE COMMISSION AND THE FUND'S BOARD OF TRUSTEES BELIEVES THAT THIS PRACTICE IS APPROPRIATE FOR THE FUND.
                                                               December 31, 1995



   FEDERATED SECURITIES CORP.

   Distributor
   A subsidiary of FEDERATED INVESTORS
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PA  15222-3779
   Cusip 314229790
   G00634-01 (12/95)

CALIFORNIA MUNICIPAL CASH TRUST
(A Portfolio of Federated Municipal Trust)

SUPPLEMENT TO PROSPECTUS DATED DECEMBER 31, 1995 FOR INVESTORS IN THE STATE OF OHIO
Ohio Administrative Code 1301: 6-3-09 (E) (12) prohibits a mutual fund from investing more than fifteen percent of its total assets in restricted securities or securities of unseasoned issuers. Ohio Administrative Code 1301: 6-3-09 (F) permits a mutual fund to exceed this fifteen percent limit provided that the mutual fund informs its shareholders of its intentions. The Fund intends to provide such notice to shareholders as long as Ohio Administrative Code 1301: 6-3-09 (E) (12) remains in effect.
THE PURPOSE OF THIS SUPPLEMENT IS TO INFORM OHIO INVESTORS THAT THE FUND, THROUGH ITS INVESTMENT IN CERTAIN SECURITIES DETERMINED BY THE FUND'S BOARD OF TRUSTEES TO BE LIQUID, MAY EXCEED THE FIFTEEN PERCENT LIMITATION ESTABLISHED BY THE STATE OF OHIO WITH RESPECT TO RESTRICTED SECURITIES. THIS PRACTICE IS IN COMPLIANCE WITH FEDERAL REGULATIONS OF THE U.S. SECURITIES AND EXCHANGE COMMISSION AND THE FUND'S BOARD OF TRUSTEES BELIEVES THAT THIS PRACTICE IS APPROPRIATE FOR THE FUND.
                                                               December 31, 1995



   FEDERATED SECURITIES CORP.

   Distributor
   A subsidiary of FEDERATED INVESTORS
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PA  15222-3779
   314229766
   G00254-04 (12/95)


CONNECTICUT MUNICIPAL CASH TRUST
Institutional Service Shares
(A Portfolio of Federated Municipal Trust)

SUPPLEMENT TO PROSPECTUS DATED DECEMBER 31, 1995 FOR INVESTORS IN THE STATE OF OHIO
Ohio Administrative Code 1301: 6-3-09 (E) (12) prohibits a mutual fund from investing more than fifteen percent of its total assets in restricted securities or securities of unseasoned issuers. Ohio Administrative Code 1301: 6-3-09 (F) permits a mutual fund to exceed this fifteen percent limit provided that the mutual fund informs its shareholders of its intentions. The Fund intends to provide such notice to shareholders as long as Ohio Administrative Code 1301: 6-3-09 (E) (12) remains in effect.
THE PURPOSE OF THIS SUPPLEMENT IS TO INFORM OHIO INVESTORS THAT THE FUND, THROUGH ITS INVESTMENT IN CERTAIN SECURITIES DETERMINED BY THE FUND'S BOARD OF TRUSTEES TO BE LIQUID, MAY EXCEED THE FIFTEEN PERCENT LIMITATION ESTABLISHED BY THE STATE OF OHIO WITH RESPECT TO RESTRICTED SECURITIES. THIS PRACTICE IS IN COMPLIANCE WITH FEDERAL REGULATIONS OF THE U.S. SECURITIES AND EXCHANGE COMMISSION AND THE FUND'S BOARD OF TRUSTEES BELIEVES THAT THIS PRACTICE IS APPROPRIATE FOR THE FUND.
                                                               December 31, 1995



   FEDERATED SECURITIES CORP.

   Distributor
   A subsidiary of FEDERATED INVESTORS
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PA  15222-3779
   314229105
   G00189-01 (12/95)


FLORIDA MUNICIPAL CASH TRUST
Cash II Shares
(A Portfolio of Federated Municipal Trust)

SUPPLEMENT TO PROSPECTUS DATED DECEMBER 31, 1995 FOR INVESTORS IN THE STATE OF OHIO
Ohio Administrative Code 1301: 6-3-09 (E) (12) prohibits a mutual fund from investing more than fifteen percent of its total assets in restricted securities or securities of unseasoned issuers. Ohio Administrative Code 1301: 6-3-09 (F) permits a mutual fund to exceed this fifteen percent limit provided that the mutual fund informs its shareholders of its intentions. The Fund intends to provide such notice to shareholders as long as Ohio Administrative Code 1301: 6-3-09 (E) (12) remains in effect.
THE PURPOSE OF THIS SUPPLEMENT IS TO INFORM OHIO INVESTORS THAT THE FUND, THROUGH ITS INVESTMENT IN CERTAIN SECURITIES DETERMINED BY THE FUND'S BOARD OF TRUSTEES TO BE LIQUID, MAY EXCEED THE FIFTEEN PERCENT LIMITATION ESTABLISHED BY THE STATE OF OHIO WITH RESPECT TO RESTRICTED SECURITIES. THIS PRACTICE IS IN COMPLIANCE WITH FEDERAL REGULATIONS OF THE U.S. SECURITIES AND EXCHANGE COMMISSION AND THE FUND'S BOARD OF TRUSTEES BELIEVES THAT THIS PRACTICE IS APPROPRIATE FOR THE FUND.
                                                               December 31, 1995



   FEDERATED SECURITIES CORP.

   Distributor
   A subsidiary of FEDERATED INVESTORS
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PA  15222-3779
   Cusip 314229683
   G01026-03 (12/95)


FLORIDA MUNICIPAL CASH TRUST
Institutional Shares
(A Portfolio of Federated Municipal Trust)

SUPPLEMENT TO PROSPECTUS DATED DECEMBER 31, 1995 FOR INVESTORS IN THE STATE OF OHIO
Ohio Administrative Code 1301: 6-3-09 (E) (12) prohibits a mutual fund from investing more than fifteen percent of its total assets in restricted securities or securities of unseasoned issuers. Ohio Administrative Code 1301: 6-3-09 (F) permits a mutual fund to exceed this fifteen percent limit provided that the mutual fund informs its shareholders of its intentions. The Fund intends to provide such notice to shareholders as long as Ohio Administrative Code 1301: 6-3-09 (E) (12) remains in effect.
THE PURPOSE OF THIS SUPPLEMENT IS TO INFORM OHIO INVESTORS THAT THE FUND, THROUGH ITS INVESTMENT IN CERTAIN SECURITIES DETERMINED BY THE FUND'S BOARD OF TRUSTEES TO BE LIQUID, MAY EXCEED THE FIFTEEN PERCENT LIMITATION ESTABLISHED BY THE STATE OF OHIO WITH RESPECT TO RESTRICTED SECURITIES. THIS PRACTICE IS IN COMPLIANCE WITH FEDERAL REGULATIONS OF THE U.S. SECURITIES AND EXCHANGE COMMISSION AND THE FUND'S BOARD OF TRUSTEES BELIEVES THAT THIS PRACTICE IS APPROPRIATE FOR THE FUND.
                                                               December 31, 1995



   FEDERATED SECURITIES CORP.

   Distributor
   A subsidiary of FEDERATED INVESTORS
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PA  15222-3779
   Cusip 314229758
   G01026-02 (12/95)


GEORGIA MUNICIPAL CASH TRUST
(A Portfolio of Federated Municipal Trust)

SUPPLEMENT TO PROSPECTUS DATED DECEMBER 31, 1995 FOR INVESTORS IN THE STATE OF OHIO
Ohio Administrative Code 1301: 6-3-09 (E) (12) prohibits a mutual fund from investing more than fifteen percent of its total assets in restricted securities or securities of unseasoned issuers. Ohio Administrative Code 1301: 6-3-09 (F) permits a mutual fund to exceed this fifteen percent limit provided that the mutual fund informs its shareholders of its intentions. The Fund intends to provide such notice to shareholders as long as Ohio Administrative Code 1301: 6-3-09 (E) (12) remains in effect.
THE PURPOSE OF THIS SUPPLEMENT IS TO INFORM OHIO INVESTORS THAT THE FUND, THROUGH ITS INVESTMENT IN CERTAIN SECURITIES DETERMINED BY THE FUND'S BOARD OF TRUSTEES TO BE LIQUID, MAY EXCEED THE FIFTEEN PERCENT LIMITATION ESTABLISHED BY THE STATE OF OHIO WITH RESPECT TO RESTRICTED SECURITIES. THIS PRACTICE IS IN COMPLIANCE WITH FEDERAL REGULATIONS OF THE U.S. SECURITIES AND EXCHANGE COMMISSION AND THE FUND'S BOARD OF TRUSTEES BELIEVES THAT THIS PRACTICE IS APPROPRIATE FOR THE FUND.
                                                               December 31, 1995



   FEDERATED SECURITIES CORP.

   Distributor
   A subsidiary of FEDERATED INVESTORS
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PA  15222-3779
   314229691
   G01401-02 (12/95)


MASSACHUSETTS MUNICIPAL CASH TRUST
BayFunds Shares
(A Portfolio of Federated Municipal Trust)

SUPPLEMENT TO PROSPECTUS DATED DECEMBER 31, 1995 FOR INVESTORS IN THE STATE OF OHIO
Ohio Administrative Code 1301: 6-3-09 (E) (12) prohibits a mutual fund from investing more than fifteen percent of its total assets in restricted securities or securities of unseasoned issuers. Ohio Administrative Code 1301: 6-3-09 (F) permits a mutual fund to exceed this fifteen percent limit provided that the mutual fund informs its shareholders of its intentions. The Fund intends to provide such notice to shareholders as long as Ohio Administrative Code 1301: 6-3-09 (E) (12) remains in effect.
THE PURPOSE OF THIS SUPPLEMENT IS TO INFORM OHIO INVESTORS THAT THE FUND, THROUGH ITS INVESTMENT IN CERTAIN SECURITIES DETERMINED BY THE FUND'S BOARD OF TRUSTEES TO BE LIQUID, MAY EXCEED THE FIFTEEN PERCENT LIMITATION ESTABLISHED BY THE STATE OF OHIO WITH RESPECT TO RESTRICTED SECURITIES. THIS PRACTICE IS IN COMPLIANCE WITH FEDERAL REGULATIONS OF THE U.S. SECURITIES AND EXCHANGE COMMISSION AND THE FUND'S BOARD OF TRUSTEES BELIEVES THAT THIS PRACTICE IS APPROPRIATE FOR THE FUND.
                                                               December 31, 1995



   FEDERATED SECURITIES CORP.

   Distributor
   A subsidiary of FEDERATED INVESTORS
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PA  15222-3779
   Cusip 31429832
   G00194-02 (12/95)


MASSACHUSETTS MUNICIPAL CASH TRUST
Institutional Service Shares
(A Portfolio of Federated Municipal Trust)

SUPPLEMENT TO PROSPECTUS DATED DECEMBER 31, 1995 FOR INVESTORS IN THE STATE OF OHIO
Ohio Administrative Code 1301: 6-3-09 (E) (12) prohibits a mutual fund from investing more than fifteen percent of its total assets in restricted securities or securities of unseasoned issuers. Ohio Administrative Code 1301: 6-3-09 (F) permits a mutual fund to exceed this fifteen percent limit provided that the mutual fund informs its shareholders of its intentions. The Fund intends to provide such notice to shareholders as long as Ohio Administrative Code 1301: 6-3-09 (E) (12) remains in effect.
THE PURPOSE OF THIS SUPPLEMENT IS TO INFORM OHIO INVESTORS THAT THE FUND, THROUGH ITS INVESTMENT IN CERTAIN SECURITIES DETERMINED BY THE FUND'S BOARD OF TRUSTEES TO BE LIQUID, MAY EXCEED THE FIFTEEN PERCENT LIMITATION ESTABLISHED BY THE STATE OF OHIO WITH RESPECT TO RESTRICTED SECURITIES. THIS PRACTICE IS IN COMPLIANCE WITH FEDERAL REGULATIONS OF THE U.S. SECURITIES AND EXCHANGE COMMISSION AND THE FUND'S BOARD OF TRUSTEES BELIEVES THAT THIS PRACTICE IS APPROPRIATE FOR THE FUND.
                                                               December 31, 1995



   FEDERATED SECURITIES CORP.

   Distributor
   A subsidiary of FEDERATED INVESTORS
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PA  15222-3779
   3142229303
   G00194-01 (12/95)


MARYLAND MUNICIPAL CASH TRUST
(A Portfolio of Federated Municipal Trust)

SUPPLEMENT TO PROSPECTUS DATED DECEMBER 31, 1995 FOR INVESTORS IN THE STATE OF OHIO
Ohio Administrative Code 1301: 6-3-09 (E) (12) prohibits a mutual fund from investing more than fifteen percent of its total assets in restricted securities or securities of unseasoned issuers. Ohio Administrative Code 1301: 6-3-09 (F) permits a mutual fund to exceed this fifteen percent limit provided that the mutual fund informs its shareholders of its intentions. The Fund intends to provide such notice to shareholders as long as Ohio Administrative Code 1301: 6-3-09 (E) (12) remains in effect.
THE PURPOSE OF THIS SUPPLEMENT IS TO INFORM OHIO INVESTORS THAT THE FUND, THROUGH ITS INVESTMENT IN CERTAIN SECURITIES DETERMINED BY THE FUND'S BOARD OF TRUSTEES TO BE LIQUID, MAY EXCEED THE FIFTEEN PERCENT LIMITATION ESTABLISHED BY THE STATE OF OHIO WITH RESPECT TO RESTRICTED SECURITIES. THIS PRACTICE IS IN COMPLIANCE WITH FEDERAL REGULATIONS OF THE U.S. SECURITIES AND EXCHANGE COMMISSION AND THE FUND'S BOARD OF TRUSTEES BELIEVES THAT THIS PRACTICE IS APPROPRIATE FOR THE FUND.
                                                               December 31, 1995



   FEDERATED SECURITIES CORP.

   Distributor
   A subsidiary of FEDERATED INVESTORS
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PA  15222-3779
   Cusip 314229774
   G01522-01 (12/95)


MICHIGAN MUNICIPAL CASH TRUST
(A Portfolio of Federated Municipal Trust)

SUPPLEMENT TO PROSPECTUS DATED DECEMBER 31, 1995 FOR INVESTORS IN THE STATE OF OHIO
Ohio Administrative Code 1301: 6-3-09 (E) (12) prohibits a mutual fund from investing more than fifteen percent of its total assets in restricted securities or securities of unseasoned issuers. Ohio Administrative Code 1301: 6-3-09 (F) permits a mutual fund to exceed this fifteen percent limit provided that the mutual fund informs its shareholders of its intentions. The Fund intends to provide such notice to shareholders as long as Ohio Administrative Code 1301: 6-3-09 (E) (12) remains in effect.
THE PURPOSE OF THIS SUPPLEMENT IS TO INFORM OHIO INVESTORS THAT THE FUND, THROUGH ITS INVESTMENT IN CERTAIN SECURITIES DETERMINED BY THE FUND'S BOARD OF TRUSTEES TO BE LIQUID, MAY EXCEED THE FIFTEEN PERCENT LIMITATION ESTABLISHED BY THE STATE OF OHIO WITH RESPECT TO RESTRICTED SECURITIES. THIS PRACTICE IS IN COMPLIANCE WITH FEDERAL REGULATIONS OF THE U.S. SECURITIES AND EXCHANGE COMMISSION AND THE FUND'S BOARD OF TRUSTEES BELIEVES THAT THIS PRACTICE IS APPROPRIATE FOR THE FUND.
                                                               December 31, 1995



   FEDERATED SECURITIES CORP.

   Distributor
   A subsidiary of FEDERATED INVESTORS
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PA  15222-3779
   314229725
   G01213-02 (12/95)


MINNESOTA MUNICIPAL CASH TRUST
Cash Series Shares
(A Portfolio of Federated Municipal Trust)

SUPPLEMENT TO PROSPECTUS DATED DECEMBER 31, 1995 FOR INVESTORS IN THE STATE OF OHIO
Ohio Administrative Code 1301: 6-3-09 (E) (12) prohibits a mutual fund from investing more than fifteen percent of its total assets in restricted securities or securities of unseasoned issuers. Ohio Administrative Code 1301: 6-3-09 (F) permits a mutual fund to exceed this fifteen percent limit provided that the mutual fund informs its shareholders of its intentions. The Fund intends to provide such notice to shareholders as long as Ohio Administrative Code 1301: 6-3-09 (E) (12) remains in effect.
THE PURPOSE OF THIS SUPPLEMENT IS TO INFORM OHIO INVESTORS THAT THE FUND, THROUGH ITS INVESTMENT IN CERTAIN SECURITIES DETERMINED BY THE FUND'S BOARD OF TRUSTEES TO BE LIQUID, MAY EXCEED THE FIFTEEN PERCENT LIMITATION ESTABLISHED BY THE STATE OF OHIO WITH RESPECT TO RESTRICTED SECURITIES. THIS PRACTICE IS IN COMPLIANCE WITH FEDERAL REGULATIONS OF THE U.S. SECURITIES AND EXCHANGE COMMISSION AND THE FUND'S BOARD OF TRUSTEES BELIEVES THAT THIS PRACTICE IS APPROPRIATE FOR THE FUND.
                                                               December 31, 1995



   FEDERATED SECURITIES CORP.

   Distributor
   A subsidiary of FEDERATED INVESTORS
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PA  15222-3779
   Cusip 314229873
   G00202-01-CS (12/95)


MINNESOTA MUNICIPAL CASH TRUST
Institutional Shares
(A Portfolio of Federated Municipal Trust)

SUPPLEMENT TO PROSPECTUS DATED DECEMBER 31, 1995 FOR INVESTORS IN THE STATE OF OHIO
Ohio Administrative Code 1301: 6-3-09 (E) (12) prohibits a mutual fund from investing more than fifteen percent of its total assets in restricted securities or securities of unseasoned issuers. Ohio Administrative Code 1301: 6-3-09 (F) permits a mutual fund to exceed this fifteen percent limit provided that the mutual fund informs its shareholders of its intentions. The Fund intends to provide such notice to shareholders as long as Ohio Administrative Code 1301: 6-3-09 (E) (12) remains in effect.
THE PURPOSE OF THIS SUPPLEMENT IS TO INFORM OHIO INVESTORS THAT THE FUND, THROUGH ITS INVESTMENT IN CERTAIN SECURITIES DETERMINED BY THE FUND'S BOARD OF TRUSTEES TO BE LIQUID, MAY EXCEED THE FIFTEEN PERCENT LIMITATION ESTABLISHED BY THE STATE OF OHIO WITH RESPECT TO RESTRICTED SECURITIES. THIS PRACTICE IS IN COMPLIANCE WITH FEDERAL REGULATIONS OF THE U.S. SECURITIES AND EXCHANGE COMMISSION AND THE FUND'S BOARD OF TRUSTEES BELIEVES THAT THIS PRACTICE IS APPROPRIATE FOR THE FUND.
                                                               December 31, 1995



   FEDERATED SECURITIES CORP.

   Distributor
   A subsidiary of FEDERATED INVESTORS
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PA  15222-3779
   314229402
   G00202-02-IS (12/95)


NORTH CAROLINA MUNICIPAL CASH TRUST
(A Portfolio of Federated Municipal Trust)

SUPPLEMENT TO PROSPECTUS DATED DECEMBER 31, 1995 FOR INVESTORS IN THE STATE OF OHIO
Ohio Administrative Code 1301: 6-3-09 (E) (12) prohibits a mutual fund from investing more than fifteen percent of its total assets in restricted securities or securities of unseasoned issuers. Ohio Administrative Code 1301: 6-3-09 (F) permits a mutual fund to exceed this fifteen percent limit provided that the mutual fund informs its shareholders of its intentions. The Fund intends to provide such notice to shareholders as long as Ohio Administrative Code 1301: 6-3-09 (E) (12) remains in effect.
THE PURPOSE OF THIS SUPPLEMENT IS TO INFORM OHIO INVESTORS THAT THE FUND, THROUGH ITS INVESTMENT IN CERTAIN SECURITIES DETERMINED BY THE FUND'S BOARD OF TRUSTEES TO BE LIQUID, MAY EXCEED THE FIFTEEN PERCENT LIMITATION ESTABLISHED BY THE STATE OF OHIO WITH RESPECT TO RESTRICTED SECURITIES. THIS PRACTICE IS IN COMPLIANCE WITH FEDERAL REGULATIONS OF THE U.S. SECURITIES AND EXCHANGE COMMISSION AND THE FUND'S BOARD OF TRUSTEES BELIEVES THAT THIS PRACTICE IS APPROPRIATE FOR THE FUND.
                                                               December 31, 1995



   FEDERATED SECURITIES CORP.

   Distributor
   A subsidiary of FEDERATED INVESTORS
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PA  15222-3779
   Cusip 314229782
   G01229-02 (12/95)


NEW JERSEY MUNICIPAL CASH TRUST
Institutional Shares
(A Portfolio of Federated Municipal Trust)

SUPPLEMENT TO PROSPECTUS DATED DECEMBER 31, 1995 FOR INVESTORS IN THE STATE OF OHIO
Ohio Administrative Code 1301: 6-3-09 (E) (12) prohibits a mutual fund from investing more than fifteen percent of its total assets in restricted securities or securities of unseasoned issuers. Ohio Administrative Code 1301: 6-3-09 (F) permits a mutual fund to exceed this fifteen percent limit provided that the mutual fund informs its shareholders of its intentions. The Fund intends to provide such notice to shareholders as long as Ohio Administrative Code 1301: 6-3-09 (E) (12) remains in effect.
THE PURPOSE OF THIS SUPPLEMENT IS TO INFORM OHIO INVESTORS THAT THE FUND, THROUGH ITS INVESTMENT IN CERTAIN SECURITIES DETERMINED BY THE FUND'S BOARD OF TRUSTEES TO BE LIQUID, MAY EXCEED THE FIFTEEN PERCENT LIMITATION ESTABLISHED BY THE STATE OF OHIO WITH RESPECT TO RESTRICTED SECURITIES. THIS PRACTICE IS IN COMPLIANCE WITH FEDERAL REGULATIONS OF THE U.S. SECURITIES AND EXCHANGE COMMISSION AND THE FUND'S BOARD OF TRUSTEES BELIEVES THAT THIS PRACTICE IS APPROPRIATE FOR THE FUND.
                                                               December 31, 1995



   FEDERATED SECURITIES CORP.

   Distributor
   A subsidiary of FEDERATED INVESTORS
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PA  15222-3779
   314229600
   G00206-03 (12/95)


NEW JERSEY MUNICIPAL CASH TRUST
Institutional Service Shares
(A Portfolio of Federated Municipal Trust)

SUPPLEMENT TO PROSPECTUS DATED DECEMBER 31, 1995 FOR INVESTORS IN THE STATE OF OHIO
Ohio Administrative Code 1301: 6-3-09 (E) (12) prohibits a mutual fund from investing more than fifteen percent of its total assets in restricted securities or securities of unseasoned issuers. Ohio Administrative Code 1301: 6-3-09 (F) permits a mutual fund to exceed this fifteen percent limit provided that the mutual fund informs its shareholders of its intentions. The Fund intends to provide such notice to shareholders as long as Ohio Administrative Code 1301: 6-3-09 (E) (12) remains in effect.
THE PURPOSE OF THIS SUPPLEMENT IS TO INFORM OHIO INVESTORS THAT THE FUND, THROUGH ITS INVESTMENT IN CERTAIN SECURITIES DETERMINED BY THE FUND'S BOARD OF TRUSTEES TO BE LIQUID, MAY EXCEED THE FIFTEEN PERCENT LIMITATION ESTABLISHED BY THE STATE OF OHIO WITH RESPECT TO RESTRICTED SECURITIES. THIS PRACTICE IS IN COMPLIANCE WITH FEDERAL REGULATIONS OF THE U.S. SECURITIES AND EXCHANGE COMMISSION AND THE FUND'S BOARD OF TRUSTEES BELIEVES THAT THIS PRACTICE IS APPROPRIATE FOR THE FUND.
                                                               December 31, 1995



   FEDERATED SECURITIES CORP.

   Distributor
   A subsidiary of FEDERATED INVESTORS
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PA  15222-3779
   314229709
   G00206-02 (12/95)


NEW YORK MUNICIPAL CASH TRUST
Cash II Shares
(A Portfolio of Federated Municipal Trust)

SUPPLEMENT TO PROSPECTUS DATED DECEMBER 31, 1995 FOR INVESTORS IN THE STATE OF OHIO
Ohio Administrative Code 1301: 6-3-09 (E) (12) prohibits a mutual fund from investing more than fifteen percent of its total assets in restricted securities or securities of unseasoned issuers. Ohio Administrative Code 1301: 6-3-09 (F) permits a mutual fund to exceed this fifteen percent limit provided that the mutual fund informs its shareholders of its intentions. The Fund intends to provide such notice to shareholders as long as Ohio Administrative Code 1301: 6-3-09 (E) (12) remains in effect.
THE PURPOSE OF THIS SUPPLEMENT IS TO INFORM OHIO INVESTORS THAT THE FUND, THROUGH ITS INVESTMENT IN CERTAIN SECURITIES DETERMINED BY THE FUND'S BOARD OF TRUSTEES TO BE LIQUID, MAY EXCEED THE FIFTEEN PERCENT LIMITATION ESTABLISHED BY THE STATE OF OHIO WITH RESPECT TO RESTRICTED SECURITIES. THIS PRACTICE IS IN COMPLIANCE WITH FEDERAL REGULATIONS OF THE U.S. SECURITIES AND EXCHANGE COMMISSION AND THE FUND'S BOARD OF TRUSTEES BELIEVES THAT THIS PRACTICE IS APPROPRIATE FOR THE FUND.
                                                               December 31, 1995



   FEDERATED SECURITIES CORP.

   Distributor
   A subsidiary of FEDERATED INVESTORS
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PA  15222-3779
   314229733
   G00209-04 (12/95)


NEW YORK MUNICIPAL CASH TRUST
Institutional Service Shares
(A Portfolio of Federated Municipal Trust)

SUPPLEMENT TO PROSPECTUS DATED DECEMBER 31, 1995 FOR INVESTORS IN THE STATE OF OHIO
Ohio Administrative Code 1301: 6-3-09 (E) (12) prohibits a mutual fund from investing more than fifteen percent of its total assets in restricted securities or securities of unseasoned issuers. Ohio Administrative Code 1301: 6-3-09 (F) permits a mutual fund to exceed this fifteen percent limit provided that the mutual fund informs its shareholders of its intentions. The Fund intends to provide such notice to shareholders as long as Ohio Administrative Code 1301: 6-3-09 (E) (12) remains in effect.
THE PURPOSE OF THIS SUPPLEMENT IS TO INFORM OHIO INVESTORS THAT THE FUND, THROUGH ITS INVESTMENT IN CERTAIN SECURITIES DETERMINED BY THE FUND'S BOARD OF TRUSTEES TO BE LIQUID, MAY EXCEED THE FIFTEEN PERCENT LIMITATION ESTABLISHED BY THE STATE OF OHIO WITH RESPECT TO RESTRICTED SECURITIES. THIS PRACTICE IS IN COMPLIANCE WITH FEDERAL REGULATIONS OF THE U.S. SECURITIES AND EXCHANGE COMMISSION AND THE FUND'S BOARD OF TRUSTEES BELIEVES THAT THIS PRACTICE IS APPROPRIATE FOR THE FUND.
                                                               December 31, 1995



   FEDERATED SECURITIES CORP.

   Distributor
   A subsidiary of FEDERATED INVESTORS
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PA  15222-3779
   314229741
   G00209-03 (12/95)


OHIO MUNICIPAL CASH TRUST
Cash II Shares
(A Portfolio of Federated Municipal Trust)

SUPPLEMENT TO PROSPECTUS DATED DECEMBER 31, 1995 FOR INVESTORS IN THE STATE OF OHIO
Ohio Administrative Code 1301: 6-3-09 (E) (12) prohibits a mutual fund from investing more than fifteen percent of its total assets in restricted securities or securities of unseasoned issuers. Ohio Administrative Code 1301: 6-3-09 (F) permits a mutual fund to exceed this fifteen percent limit provided that the mutual fund informs its shareholders of its intentions. The Fund intends to provide such notice to shareholders as long as Ohio Administrative Code 1301: 6-3-09 (E) (12) remains in effect.
THE PURPOSE OF THIS SUPPLEMENT IS TO INFORM OHIO INVESTORS THAT THE FUND, THROUGH ITS INVESTMENT IN CERTAIN SECURITIES DETERMINED BY THE FUND'S BOARD OF TRUSTEES TO BE LIQUID, MAY EXCEED THE FIFTEEN PERCENT LIMITATION ESTABLISHED BY THE STATE OF OHIO WITH RESPECT TO RESTRICTED SECURITIES. THIS PRACTICE IS IN COMPLIANCE WITH FEDERAL REGULATIONS OF THE U.S. SECURITIES AND EXCHANGE COMMISSION AND THE FUND'S BOARD OF TRUSTEES BELIEVES THAT THIS PRACTICE IS APPROPRIATE FOR THE FUND.
                                                               December 31, 1995



   FEDERATED SECURITIES CORP.

   Distributor
   A subsidiary of FEDERATED INVESTORS
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PA  15222-3779
   314229840
   G00212-02 (12/95)


OHIO MUNICIPAL CASH TRUST
Institutional Shares
(A Portfolio of Federated Municipal Trust)

SUPPLEMENT TO PROSPECTUS DATED DECEMBER 31, 1995 FOR INVESTORS IN THE STATE OF OHIO
Ohio Administrative Code 1301: 6-3-09 (E) (12) prohibits a mutual fund from investing more than fifteen percent of its total assets in restricted securities or securities of unseasoned issuers. Ohio Administrative Code 1301: 6-3-09 (F) permits a mutual fund to exceed this fifteen percent limit provided that the mutual fund informs its shareholders of its intentions. The Fund intends to provide such notice to shareholders as long as Ohio Administrative Code 1301: 6-3-09 (E) (12) remains in effect.
THE PURPOSE OF THIS SUPPLEMENT IS TO INFORM OHIO INVESTORS THAT THE FUND, THROUGH ITS INVESTMENT IN CERTAIN SECURITIES DETERMINED BY THE FUND'S BOARD OF TRUSTEES TO BE LIQUID, MAY EXCEED THE FIFTEEN PERCENT LIMITATION ESTABLISHED BY THE STATE OF OHIO WITH RESPECT TO RESTRICTED SECURITIES. THIS PRACTICE IS IN COMPLIANCE WITH FEDERAL REGULATIONS OF THE U.S. SECURITIES AND EXCHANGE COMMISSION AND THE FUND'S BOARD OF TRUSTEES BELIEVES THAT THIS PRACTICE IS APPROPRIATE FOR THE FUND.
                                                               December 31, 1995



   FEDERATED SECURITIES CORP.

   Distributor
   A subsidiary of FEDERATED INVESTORS
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PA  15222-3779
   314229857
   G00212-01 (12/95)


PENNSYLVANIA MUNICIPAL CASH TRUST
Cash Series Shares
(A Portfolio of Federated Municipal Trust)

SUPPLEMENT TO PROSPECTUS DATED DECEMBER 31, 1995 FOR INVESTORS IN THE STATE OF OHIO
Ohio Administrative Code 1301: 6-3-09 (E) (12) prohibits a mutual fund from investing more than fifteen percent of its total assets in restricted securities or securities of unseasoned issuers. Ohio Administrative Code 1301: 6-3-09 (F) permits a mutual fund to exceed this fifteen percent limit provided that the mutual fund informs its shareholders of its intentions. The Fund intends to provide such notice to shareholders as long as Ohio Administrative Code 1301: 6-3-09 (E) (12) remains in effect.
THE PURPOSE OF THIS SUPPLEMENT IS TO INFORM OHIO INVESTORS THAT THE FUND, THROUGH ITS INVESTMENT IN CERTAIN SECURITIES DETERMINED BY THE FUND'S BOARD OF TRUSTEES TO BE LIQUID, MAY EXCEED THE FIFTEEN PERCENT LIMITATION ESTABLISHED BY THE STATE OF OHIO WITH RESPECT TO RESTRICTED SECURITIES. THIS PRACTICE IS IN COMPLIANCE WITH FEDERAL REGULATIONS OF THE U.S. SECURITIES AND EXCHANGE COMMISSION AND THE FUND'S BOARD OF TRUSTEES BELIEVES THAT THIS PRACTICE IS APPROPRIATE FOR THE FUND.
                                                               December 31, 1995



   FEDERATED SECURITIES CORP.

   Distributor
   A subsidiary of FEDERATED INVESTORS
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PA  15222-3779
   Cusip 314229881
   G00215-05 (12/95)


PENNSYLVANIA MUNICIPAL CASH TRUST
Institutional Shares
(A Portfolio of Federated Municipal Trust)

SUPPLEMENT TO PROSPECTUS DATED DECEMBER 31, 1995 FOR INVESTORS IN THE STATE OF OHIO
Ohio Administrative Code 1301: 6-3-09 (E) (12) prohibits a mutual fund from investing more than fifteen percent of its total assets in restricted securities or securities of unseasoned issuers. Ohio Administrative Code 1301: 6-3-09 (F) permits a mutual fund to exceed this fifteen percent limit provided that the mutual fund informs its shareholders of its intentions. The Fund intends to provide such notice to shareholders as long as Ohio Administrative Code 1301: 6-3-09 (E) (12) remains in effect.
THE PURPOSE OF THIS SUPPLEMENT IS TO INFORM OHIO INVESTORS THAT THE FUND, THROUGH ITS INVESTMENT IN CERTAIN SECURITIES DETERMINED BY THE FUND'S BOARD OF TRUSTEES TO BE LIQUID, MAY EXCEED THE FIFTEEN PERCENT LIMITATION ESTABLISHED BY THE STATE OF OHIO WITH RESPECT TO RESTRICTED SECURITIES. THIS PRACTICE IS IN COMPLIANCE WITH FEDERAL REGULATIONS OF THE U.S. SECURITIES AND EXCHANGE COMMISSION AND THE FUND'S BOARD OF TRUSTEES BELIEVES THAT THIS PRACTICE IS APPROPRIATE FOR THE FUND.
                                                               December 31, 1995



   FEDERATED SECURITIES CORP.

   Distributor
   A subsidiary of FEDERATED INVESTORS
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PA  15222-3779
   314229717
   G00215-06 (12/95)


PENNSYLVANIA MUNICIPAL CASH TRUST
Institutional Service Shares
(A Portfolio of Federated Municipal Trust)

SUPPLEMENT TO PROSPECTUS DATED DECEMBER 31, 1995 FOR INVESTORS IN THE STATE OF OHIO
Ohio Administrative Code 1301: 6-3-09 (E) (12) prohibits a mutual fund from investing more than fifteen percent of its total assets in restricted securities or securities of unseasoned issuers. Ohio Administrative Code 1301: 6-3-09 (F) permits a mutual fund to exceed this fifteen percent limit provided that the mutual fund informs its shareholders of its intentions. The Fund intends to provide such notice to shareholders as long as Ohio Administrative Code 1301: 6-3-09 (E) (12) remains in effect.
THE PURPOSE OF THIS SUPPLEMENT IS TO INFORM OHIO INVESTORS THAT THE FUND, THROUGH ITS INVESTMENT IN CERTAIN SECURITIES DETERMINED BY THE FUND'S BOARD OF TRUSTEES TO BE LIQUID, MAY EXCEED THE FIFTEEN PERCENT LIMITATION ESTABLISHED BY THE STATE OF OHIO WITH RESPECT TO RESTRICTED SECURITIES. THIS PRACTICE IS IN COMPLIANCE WITH FEDERAL REGULATIONS OF THE U.S. SECURITIES AND EXCHANGE COMMISSION AND THE FUND'S BOARD OF TRUSTEES BELIEVES THAT THIS PRACTICE IS APPROPRIATE FOR THE FUND.
                                                               December 31, 1995



   FEDERATED SECURITIES CORP.

   Distributor
   A subsidiary of FEDERATED INVESTORS
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PA  15222-3779
   314229204
   G00215-07 (12/95)


VIRGINIA MUNICIPAL CASH TRUST
Institutional Shares
(A Portfolio of Federated Municipal Trust)

SUPPLEMENT TO PROSPECTUS DATED DECEMBER 31, 1995 FOR INVESTORS IN THE STATE OF OHIO
Ohio Administrative Code 1301: 6-3-09 (E) (12) prohibits a mutual fund from investing more than fifteen percent of its total assets in restricted securities or securities of unseasoned issuers. Ohio Administrative Code 1301: 6-3-09 (F) permits a mutual fund to exceed this fifteen percent limit provided that the mutual fund informs its shareholders of its intentions. The Fund intends to provide such notice to shareholders as long as Ohio Administrative Code 1301: 6-3-09 (E) (12) remains in effect.
THE PURPOSE OF THIS SUPPLEMENT IS TO INFORM OHIO INVESTORS THAT THE FUND, THROUGH ITS INVESTMENT IN CERTAIN SECURITIES DETERMINED BY THE FUND'S BOARD OF TRUSTEES TO BE LIQUID, MAY EXCEED THE FIFTEEN PERCENT LIMITATION ESTABLISHED BY THE STATE OF OHIO WITH RESPECT TO RESTRICTED SECURITIES. THIS PRACTICE IS IN COMPLIANCE WITH FEDERAL REGULATIONS OF THE U.S. SECURITIES AND EXCHANGE COMMISSION AND THE FUND'S BOARD OF TRUSTEES BELIEVES THAT THIS PRACTICE IS APPROPRIATE FOR THE FUND.
                                                               December 31, 1995



   FEDERATED SECURITIES CORP.

   Distributor
   A subsidiary of FEDERATED INVESTORS
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PA  15222-3779
   314229816
   G01521-02 (12/95)


VIRGINIA MUNICIPAL CASH TRUST
Institutional Service Shares
(A Portfolio of Federated Municipal Trust)

SUPPLEMENT TO PROSPECTUS DATED DECEMBER 31, 1995 FOR INVESTORS IN THE STATE OF OHIO
Ohio Administrative Code 1301: 6-3-09 (E) (12) prohibits a mutual fund from investing more than fifteen percent of its total assets in restricted securities or securities of unseasoned issuers. Ohio Administrative Code 1301: 6-3-09 (F) permits a mutual fund to exceed this fifteen percent limit provided that the mutual fund informs its shareholders of its intentions. The Fund intends to provide such notice to shareholders as long as Ohio Administrative Code 1301: 6-3-09 (E) (12) remains in effect.
THE PURPOSE OF THIS SUPPLEMENT IS TO INFORM OHIO INVESTORS THAT THE FUND, THROUGH ITS INVESTMENT IN CERTAIN SECURITIES DETERMINED BY THE FUND'S BOARD OF TRUSTEES TO BE LIQUID, MAY EXCEED THE FIFTEEN PERCENT LIMITATION ESTABLISHED BY THE STATE OF OHIO WITH RESPECT TO RESTRICTED SECURITIES. THIS PRACTICE IS IN COMPLIANCE WITH FEDERAL REGULATIONS OF THE U.S. SECURITIES AND EXCHANGE COMMISSION AND THE FUND'S BOARD OF TRUSTEES BELIEVES THAT THIS PRACTICE IS APPROPRIATE FOR THE FUND.
                                                               December 31, 1995



   FEDERATED SECURITIES CORP.

   Distributor
   A subsidiary of FEDERATED INVESTORS
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PA  15222-3779
   314229824